As filed with the Securities and Exchange Commission on December 26, 2017

Securities Act Registration No. 333-206306

Investment Company Act Reg. No. 811-23086

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 12	[ ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 15	[ ]

(Check appropriate box or boxes.)

WP TRUST

(Exact Name of Registrant as Specified in Charter)

129 NW 13th Street, Suite D-26

Boca Raton, FL 33432

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 950-9112

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With Copies To:

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

| |	immediately upon filing pursuant to paragraph (b)
|X|	on January 25, 2018 pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on ____________ pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|X|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 25, 2018 as the new effective date for Post-Effective Amendment No. 11 to the Registration Statement filed on October 13, 2017 for the for the WP Large Cap Income Plus Fund. This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 11 to the Registration Statement.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28. Exhibits

(a)	Agreement and Declaration of Trust (“Trust Instrument”).[1]

(b)	By-Laws.[2]

(c)	Articles III, V, VII and IX of the Trust Instrument, Exhibit 28(a) hereto, and Articles II, VIII and IX of the By-Laws, Exhibit 28(b) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(1)	Investment Advisory Agreement between the Registrant and Winning Points Advisors, LLC, as Adviser, with respect to WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund (the “WP Funds”).[2]

(d)(2)	Investment Advisory Agreement between the Registrant and IPS Strategic Capital, Inc., as Adviser, with respect to IPS Strategic Capital Absolute Return Fund.[6]

(e)(1)	Distribution Agreement between the Registrant, on behalf of the WP Funds, and Matrix 360 Distributors, LLC, as Distributor.[7]

(e)(2)	Distribution Agreement between the Registrant, on behalf of the IPS Strategic Capital Absolute Return Fund, and Matrix 360 Distributors, LLC, as Distributor.[8]

(e)()	Distribution Agreement between the Registrant, on behalf of the WP Large Cap Income Plus Fund, and Matrix 360 Distributors, LLC, as Distributor.[9]

(f)	Not Applicable.

(g)(1)	Custodian Agreement between the Registrant and Fifth Third Bank, as Custodian.[2]

(g)(2)	Amended Exhibit A of the Custodian Agreement between the Registrant and Fifth Third Bank, as Custodian with respect to the IPS Strategic Capital Absolute Return Fund.[8]

(g)(3)	Amended Exhibit A of the Custodian Agreement between the Registrant and Fifth Third Bank, as Custodian with respect to the WP Large Cap Income Plus Fund.[9]

(h)(1)	Investment Company Services Agreement between the Registrant, on behalf of the WP Funds, and M3Sixty Administration, LLC, as Administrator.[7]

(h)(2)	Investment Company Services Agreement between the Registrant, on behalf of the IPS Strategic Capital Absolute Return Fund, and M3Sixty Administration, LLC, as Administrator.[8]

(h)(3)	Investment Company Services Agreement between the Registrant, on behalf of the WP Funds and the WP Large Cap Income Plus Fund, and M3Sixty Administration, LLC, as Administrator.[9]

(h)(4)	Expense Limitation Agreement between the Registrant, and Winning Points Advisors, LLC, as Adviser, with respect to the WP Funds.[7]

(h)(5)	Expense Limitation Agreement between the Registrant, and Winning Points Advisors, LLC, as Adviser, with respect to the WP Large Cap Income Plus Fund.[9]

(i)(1)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered, with respect to the WP Funds.[2]

(i)(2)	Consent of The Law Offices of John H. Lively & Associates, Inc., with respect to the WP Funds.[7]

(i)(3)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered, with respect to IPS Strategic Capital Absolute Return Fund.[6]

(i)(4)	Consent of The Law Offices of John H. Lively & Associates, Inc., with respect to the IPS Strategic Capital Absolute Return Fund.[8]

(i)(5)	Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. regarding the legality of securities registered, with respect to WP Large Cap Income Plus Fund.[9]

(j)(1)	Consent of Independent Registered Public Accounting Firm, with respect to the WP Funds.[7]

(j)(2)	Consent of Independent Registered Public Accounting Firm, with respect to the IPS Strategic Capital Absolute Return Fund.[8]

(k)	Not applicable.

(l)	Initial Subscription Agreement.[2]

(m)(1)	Distribution Plan under Rule 12b-1 for WP Funds.[4]

(m)(2)	Distribution Plan under Rule 12b-1 for IPS Strategic Capital Absolute Return Fund.[6]

(m)(3)	Distribution Plan under Rule 12b-1 for WP Large Cap Income Plus Fund.[9]

(n)(1)	Rule 18f-3 Plan for IPS Strategic Capital Absolute Return Fund.[6]

(n)(2)	Rule 18f-3 Plan for the WP Funds and the WP Large Cap Income Plus Fund.[9]

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant.[2]

(p)(2)	Code of Ethics for Winning Points Advisors, LLC.[2]

(p)(3)	Code of Ethics for Matrix 360 Distributors, LLC.[2]

(p)(4)	Code of Ethics for IPS Strategic Capital, Inc.[6]

(q)(1)	Copy of Powers of Attorney for Donald H. Baxter and Ronald F. Rohe.[2]

(q)(2)	Copy of Powers of Attorney for Michael G. Rogan and Bradley J. Alden.[5]

1	Incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A filed August 11, 2015.
2	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed December 22, 2015.
3	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed December 23, 2015.
4	Incorporated herein by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A filed December 23, 2015.
5	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed January 15, 2016.
6	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed April 15, 2016.
7.	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed March 30, 2017.
8.	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed June 28, 2017.
9.	To be filed by amendment.

ITEM 29. Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30. Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended, officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

The Registrant’s Trust Instrument (Exhibit 28(a) to the Registrant Statement), investment advisory agreements (Exhibits 28(d)(1) and (d)(2) to the Registration Statement), distribution agreements (Exhibits 28(e)(1) and (e)(2) and administration agreements (Exhibits 28(h)(1) and (h)(2) to the Registrant Statement) provide for indemnification of certain persons acting on behalf of the Trust. The Registrant may, from time to time, enter other contractual arrangements that provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. Business and other Connections of the Investment Adviser

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers, and each director, officer or partner of such investment advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser	Form ADV File No.
Winning Points Advisors, LLC	801-78654
IPS Strategic Capital, Inc.	801-107321

ITEM 32. Principal Underwriter

(a)	Matrix 360 Distributors, LLC also acts as underwriter to other funds which include: RiskX/American Independence Funds, Amidex Funds, Capital Management Small-Cap Fund, Capital Management Mid-Cap Fund, Wellington Shields All-Cap Fund, Della Parola Risk Optimized Equity Fund, Stringer Growth Fund, Stringer Moderate Growth Fund, HedgeRow Income and Opportunity Fund, IMS Capital Value Fund, IMS Strategic Income Fund, IMS Dividend Growth Fund and the WP Large Cap Income Plus Fund.
(b)	Matrix 360 Distributors, LLC. The information required by this Item 32(b) with respect to each director, officer or partner of Matrix 360 Distributors, LLC is incorporated herein by reference to Schedule A of Form BD, filed by Matrix 360 Distributors, LLC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-69013).
(c)	Not Applicable.

ITEM 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	M3Sixty Administration, LLC, 4520 Main Street, Suite 1425, Kansas City, Missouri 64111 (records relating to its function as Administrator and Transfer Agent).

b)	Matrix 360 Distributors, LLC, 4520 Main Street, Suite 1425, Kansas City, Missouri 64111 (records relating to its function as Distributor).

c)	Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its function as Custodian for the WP Funds and the IPS Strategic Capital Absolute Return Fund.)

d)	Winning Points Advisors, LLC, 129 NW 13th Street, Suite D-26, Boca Raton, Florida 33431 (records relating to its function as investment adviser to the WP Funds.)

e)	IPS Strategic Capital, Inc., 215 S. Wadsworth Blvd., Suite 540, Denver, CO 80226 (records relating to its function as investment adviser to the IPS Strategic Capital Absolute Return Fund.)

ITEM 34. Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form N1-A.

ITEM 35. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and has duly caused this Post-Effective Amendment No. 12 to the Registration Statement under the Securities Act and Amendment No. 15 to the Registration Statement under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in Boca Raton, Florida on the 26th day of December, 2017.

WP Trust

By:	/s/ Charles S. Stoll
Charles S. Stoll, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

/s/ Charles S. Stoll	December 26, 2017
Charles S. Stoll, Trustee and President	Date
(Principal Executive Officer)

*	December 26, 2017
Donald H. Baxter, Trustee	Date

*	December 26, 2017
Ronald F. Rohe, Trustee	Date

*	December 26, 2017
Michael G. Rogan, Trustee	Date

*	December 26, 2017
Bradley J. Alden, Trustee	Date

/s/ Justin J. Thompson	December 26, 2017
Justin J. Thompson, Treasurer (Principal Financial Officer)	Date

*By	/s/ Charles S. Stoll	Dated: December 26, 2017
Charles S. Stoll
Attorney-in-Fact